Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation
1. Nature of Business and Basis of Presentation
American Well Corporation (the “Company”) was incorporated under the laws of the State of Delaware in June 2006. The Company is headquartered in Boston, Massachusetts.
The Company is a leading telehealth company that enables the digital distribution and delivery of care for healthcare’s key stakeholders. The Company’s scalable technology is deployed at the enterprise level of clients, embeds into existing offerings and workflows, spans the continuum of care and enables the delivery of this care across a wide variety of clinical, retail, school and home settings.
The Company is subject to a number of risks similar to other companies of a similar size in the high technology industry, including, but not limited to, uncertainty of progress in developing technologies, new technological innovations, dependence on key personnel, protection of proprietary technology, uncertainty of market acceptance of telehealth and the need for additional financing.
Liquidity and Going Concern
In accordance with Accounting Standards Update
(“ASU”) No. 2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic 205-40),
the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The accompanying consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets, and the satisfaction of liabilities and commitments in the ordinary course of business. Through December 31, 2019, the Company has primarily funded its operations with proceeds from the sales of convertible preferred stock and revenue from customers who purchase access to the Company’s telehealth platform. Since inception, the Company has incurred recurring losses, including net losses of $88,366 for the year ended December 31, 2019. As of December 31, 2019, the Company had an accumulated deficit of $357,927. The Company expects to continue to generate operating losses for the foreseeable future.
As of June 1, 2020, the issuance date of the consolidated financial statements for the year ended December 31, 2019, the Company expects that its cash, cash equivalents and investments will be sufficient to fund its operating expenses and capital expenditure requirements for at least twelve months from the issuance date of the consolidated financial statements.
The Company is seeking to complete an initial public offering (“IPO”) of its common stock. Upon the completion of a qualified public offering on specified terms (see Note 16) the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock.
In the event the Company does not complete an IPO, the Company expects to seek additional funding through private equity financings and/or debt financings. While the Company has historically been successful in obtaining equity financing, there can be no assurance that such additional financing, if necessary, will be available or, if available, that such financings can be obtained on satisfactory terms.
Basis of Presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of American Well Corporation, its wholly-owned subsidiaries, those of professional corporations, which represent variable interest entities in which American Well has an interest and is the primary beneficiary (“PC”) (see Note 3) and National Telehealth Network (“NTN”), an entity in which American Well controls fifty percent or more of the voting shares (see Note 4). Intercompany accounts and transactions have been eliminated in consolidation.
For consolidated entities where American Well owns or is exposed to less than 100% of the economics, the net income (loss) attributable to noncontrolling interests is recorded in the consolidated statements of operations and comprehensive loss equal to the percentage of the economic or ownership interest retained in each entity by the respective non-controlling
party. The noncontrolling interests are presented as a separate component of stockholders’ deficit in the consolidated balance sheets.